RISK MANAGEMENT (Details 13) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cash and balances with banks	R$ 146,614,670	R$ 151,053,972
Financial assets at fair value through profit or loss	371,883,348	387,598,377
Debt instruments at fair value through other comprehensive income	156,292,584	212,849,606
Loans and advances to customers, net of impairment	672,382,105	579,501,819
Loans and advances to banks, net of impairment	196,233,298	205,102,659
Securities, net of provision for expected losses	266,991,967	175,207,077
Other financial assets	81,195,242	56,958,860
Total financial assets	1,891,593,214	1,768,272,370
Deposits from financial institutions	361,818,310	323,422,783
Deposits from customers	644,338,463	621,934,680
Securities issued	257,977,344	244,966,258
Subordinated debts	57,458,927	50,337,854
Other financial liabilities	101,086,011	82,619,532
Financial liabilities at fair value through profit or loss	16,240,611	15,542,220
Loan Commitments	2,447,791	2,274,316
Financial guarantees	1,257,645	1,202,614
Insurance technical provisions and pension plans	378,792,820	344,792,222
Total financial liabilities	1,821,417,922	1,687,092,479
Not later than one month [member] | Current [member]
IfrsStatementLineItems [Line Items]
Cash and balances with banks	146,614,670
Financial assets at fair value through profit or loss	354,133,871
Debt instruments at fair value through other comprehensive income	35,826,103
Loans and advances to customers, net of impairment	103,734,116
Loans and advances to banks, net of impairment	178,508,047
Securities, net of provision for expected losses	26,624,590
Other financial assets	65,193,895
Total financial assets	910,635,292	829,873,144
Deposits from financial institutions	288,327,975
Deposits from customers	213,815,777
Securities issued	13,379,511
Subordinated debts	1,052,551
Other financial liabilities	55,467,694
Financial liabilities at fair value through profit or loss	1,893,402
Financial guarantees	142,661
Insurance technical provisions and pension plans	311,308,769
Total financial liabilities	885,388,340	549,101,588
Later than one month and not later than three months [member] | Current [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	2,649,353
Debt instruments at fair value through other comprehensive income	17,697,059
Loans and advances to customers, net of impairment	144,751,405
Loans and advances to banks, net of impairment	10,711,208
Securities, net of provision for expected losses	17,296,633
Other financial assets	4,498,966
Total financial assets	197,604,624	177,115,114
Deposits from financial institutions	34,522,663
Deposits from customers	54,767,505
Securities issued	46,150,077
Subordinated debts	388,396
Other financial liabilities	30,321,306
Financial liabilities at fair value through profit or loss	2,752,811
Insurance technical provisions and pension plans	11,677,891
Total financial liabilities	180,580,649	133,303,860
Later than three months and not later than one year [member] | Current [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	1,620,041
Debt instruments at fair value through other comprehensive income	7,431,699
Loans and advances to customers, net of impairment	95,308,987
Loans and advances to banks, net of impairment	2,390,034
Securities, net of provision for expected losses	16,122,409
Other financial assets	1,691,252
Total financial assets	124,564,422	119,754,483
Deposits from financial institutions	18,795,160
Deposits from customers	92,123,905
Securities issued	76,015,135
Subordinated debts	10,316,004
Other financial liabilities	7,868,921
Financial liabilities at fair value through profit or loss	1,626,958
Insurance technical provisions and pension plans	7,699,325
Total financial liabilities	214,445,408	154,358,801
Later than one year and not later than five years [member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	7,732,404
Debt instruments at fair value through other comprehensive income	37,659,332
Loans and advances to customers, net of impairment	245,881,589
Loans and advances to banks, net of impairment	4,624,009
Securities, net of provision for expected losses	148,260,712
Other financial assets	7,551,498
Total financial assets	451,709,544	446,666,021
Deposits from financial institutions	19,429,536
Deposits from customers	283,423,348
Securities issued	114,001,784
Subordinated debts	3,953,583
Other financial liabilities	5,665,985
Financial liabilities at fair value through profit or loss	6,510,353
Loan Commitments	2,447,791
Financial guarantees	1,114,984
Insurance technical provisions and pension plans	22,976,197
Total financial liabilities	459,523,561	625,925,479
Later than five years [member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss	5,747,679
Debt instruments at fair value through other comprehensive income	57,678,391
Loans and advances to customers, net of impairment	82,706,008
Securities, net of provision for expected losses	58,687,623
Other financial assets	2,259,631
Total financial assets	207,079,332	194,863,608
Deposits from financial institutions	742,976
Deposits from customers	207,928
Securities issued	8,430,837
Subordinated debts	23,128,142
Other financial liabilities	1,762,105
Financial liabilities at fair value through profit or loss	3,457,087
Insurance technical provisions and pension plans	25,130,638
Total financial liabilities	62,859,713	209,680,003
No Stated Maturity [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Subordinated debts	18,620,251
Total financial liabilities	R$ 18,620,251	R$ 14,722,748